Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Cost of revenues	$ 617,050	$ 660,391	$ 692,022
Inventory write-down	$ 13,551	$ 21,540	$ 22,211